MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES
Schedule of useful lives of property, plant and equipment

Useful life
Buildings and building improvements	10 - 50 years
Technical equipment and machinery	2 - 21 years
Office and other equipment	3 - 13 years